CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Current portion of convertible notes at fair value, related party amount	$ 39,103	$ 38,834	$ 11,162
Convertible notes at fair value, related party amount	$ 26,018	$ 23,132	$ 35,751
Convertible preferred stock issuable in series, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred stock issuable in series, shares authorized	44,666,035	44,666,035	44,666,035
Convertible preferred stock issuable in series, shares issued	21,257,708	21,257,708	21,257,708
Convertible preferred stock issuable in series, shares outstanding	21,257,708	21,257,708	21,257,708
Convertible preferred stock issuable in series, liquidation preference	$ 141,920	$ 141,920	$ 141,920
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	207,450,050	207,450,050	207,450,050
Common stock, shares issued	138,848,177	138,848,177	138,848,177
Common stock, shares outstanding	138,825,356	138,825,356	138,825,356
Treasury stock, shares	22,821	22,821	22,821